DERIVATIVES AND HEDGING ACTIVITES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 530	$ 73
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities	2
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income (loss)	$ 521	$ 67